Summary of Significant Accounting Policies (Narrative) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 104 [Member]
EBP, Accounting Policy [Line Items]
Allowance for credit loss	$ 0	$ 0